Document and Entity Information	Sep. 15, 2020
Cover [Abstract]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001720580
Document Type	8-K
Document Period End Date	Sep. 15, 2020
Entity Registrant Name	Adicet Bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38359
Entity Tax Identification Number	81-3305277
Entity Address, Address Line One	200 Constitution Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	857
Local Phone Number	315-5528
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ACET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false